Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenue:
Health care premiums	$ 27,189.2		$ 27,610.6		$ 28,243.8
Other premiums	1,775.8		1,822.1		1,892.4
Fees and other revenue	3,716.1	[1]	3,529.5	[1]	3,536.5	[1]
Net investment income	930.8		1,056.3		1,036.4
Net realized capital gains	167.9		227.5		55.0
Total revenue	33,779.8		34,246.0		34,764.1
Benefits and expenses:
Health care costs	21,653.5	[2]	22,719.6	[2]	24,061.2	[2]
Current and future benefits	1,876.5		2,013.4		2,078.1
Operating expenses:
Selling expenses	1,104.8		1,226.6		1,251.9
General and administrative expenses	5,699.6	[3],[4],[5]	5,292.4	[3],[4],[5]	5,131.1	[3],[4],[5]
Total operating expenses	6,804.4		6,519.0		6,383.0
Interest expense	246.9		254.6		243.4
Amortization of other acquired intangible assets	120.7		95.2		97.2
Total benefits and expenses	30,702.0		31,601.8		32,862.9
Income before income taxes	3,077.8		2,644.2		1,901.2
Income taxes	1,092.1		877.4		624.7
Net income	$ 1,985.7		$ 1,766.8		$ 1,276.5
Earnings per common share:
Basic	$ 5.33		$ 4.25		$ 2.89
Diluted	$ 5.22		$ 4.18		$ 2.84

[1]	Fees and other revenue include administrative services contract member co-payments and plan sponsor reimbursements related to our mail order and specialty pharmacy operations of $63 million, $83 million and $81 million (net of pharmaceutical and processing costs of $1.3 billion, $1.4 billion and $1.6 billion) for 2011, 2010 and 2009 respectively.
[2]	Health care costs have been reduced by Insured member co-payments related to our mail order and specialty pharmacy operations of $130 million, $148 million and $122 million for
[3]	Includes a one-time pretax charge of $137.0 million in 2011 related to the voluntary early retirement program that we announced in July 2011.
[4]	In 2010 and 2009, we recorded severance and facilities charges of $47.4 million and $93.7 million, respectively.
[5]	Includes the following for 2010: transaction-related costs of $66.2 million and litigation-related insurance proceeds of $156.3 million. Includes the following for 2009: litigation-related insurance proceeds of $38.2 million.